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                                                   -----------------------------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON APRIL 30, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2002.

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              FORM 13F/A COVER PAGE

      Report for the Calendar Year or Quarter Ended: March 31, 1999 Check here if Amendment [X]; Amendment Number: 3
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York               May 10, 2002

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   214

Form 13F Information Table Value Total:   $2,282,892 (thousands)

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                          FAIR MARKET    SHARES OR    INVESTMENT   OTHER     -----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP NO.    VAL (X$1000)     PRN AMT    DISCRETION  MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Adaptec Inc               4.75% Conv '04    00651F AC 2      1763.75      2125000     Shared-Def   2,3,6
Adaptec Inc               4.75% Conv '04    00651F AC 2          415       500000     Shared-Def   2,3
Adaptec Inc               4.75% Conv '04    00651F AC 2          830      1000000     Shared-Def
Adaptec Inc               4.75% Conv '04    00651F AC 2          311       375000     Shared-Def   1,2,3
Airtouch Comm             4.25% Cnv Pfd     00949T 30 8       138000      1000000     Shared-Def   2,4,6                     1000000
Airtouch Comm             Com               00949T 10 0          686         7100     Shared-Def   2,3           7100
Airtouch Comm             Com               00949T 10 0         8136        84200     Shared-Def   2,3,6        84200
Airtouch Comm             Com               00949T 10 0         1362        14100     Shared-Def   1,2,3        14100
Affiliated Computer       4% Conv '05       008190 AC 4        13084     10415000     Shared-Def   2,4,6
Affiliated Computer       4% Conv '05       008190 AC 4         3266      2600000     Shared-Def   1,2,3,7
Affiliated Computer       4% Conv '05       008190 AC 4         2513      2000000     Shared-Def   2,6
Alza Corporation          5% Conv '06       022615 AD 0        17549     15260000     Shared-Def   2,4,6
Alza Corporation          5% Conv '06       022615 AD 0         6325      5500000     Shared-Def   1,2,3,7
Alza Corporation          5% Conv '06       022615 AD 0         4709      4095000     Shared-Def   2,6
America Online Inc        4% Conv '02       02364J AB 0        56566      4997000     Shared-Def   2,4,6
America Online Inc        4% Conv '02       02364J AB 0        45280      4000000     Shared-Def   1,2,3,7
America Online Inc        4% Conv '02       02364J AB 0        22640      2000000     Shared-Def   2,6
American Bnkrs Ins Grp    Com               024456 10 5           52         1000     Shared-Def   2,3           1000
American Bnkrs Ins Grp    Com               024456 10 5          650        12500     Shared-Def   2,3,6        12500
American Bnkrs Ins Grp    Com               024456 10 5          120         2300     Shared-Def   1,2,3         2300
American Bnkrs Ins Grp    $3.125 Cnv Pfd B  024456 20 4         8897        75000     Shared-Def   2,4,6                       75000
American Gnrl Del LLC     6% Cnv Pfd        02637G 20 0       142600      1550000     Shared-Def   2,4,6                     1550000
American Gnrl Del LLC     6% Cnv Pfd        02637G 20 0         4600        50000     Shared-Def   2,6                         50000
American Home Prod        Com               026609 10 7         2597        39800     Shared-Def   2,3          39800
American Home Prod        Com               026609 10 7         1657        25400     Shared-Def                25400
American Home Prod        Com               026609 10 7          705        10800     Shared-Def   1,2,3        10800
American Home Prod        Com               026609 10 7         5050        77400     Shared-Def   2,3,5,6      77400
American Stores Co        Com               030096 10 1          373        11300     Shared-Def   2,3          11300
American Stores Co        Com               030096 10 1         4178       126600     Shared-Def   2,3,6       126600
American Stores Co        Com               030096 10 1          716        21700     Shared-Def   1,2,3        21700
Apple South               $3.50 Cnv Pfd A   037856 30 9        19729       461500     Shared-Def   2,4,6                      461500
Ascend Comm               Com               043491 10 9          921        11000     Shared-Def   2,3          11000
Ascend Comm               Com               043491 10 9        10787       128900     Shared-Def   2,3,6       128900
Ascend Comm               Com               043491 10 9         1841        22000     Shared-Def   1,2,3        22000
Bankers Tr Corp           Com               066365 10 7          609         6900     Shared-Def   2,3           6900
Bankers Tr Corp           Com               066365 10 7         7016        79500     Shared-Def   2,3,6        79500
Bankers Tr Corp           Com               066365 10 7         1200        13600     Shared-Def   1,2,3        13600
CNF Transportation        5% Cnv Pfd A      12612V 20 5         9409       158800     Shared-Def   2,4,6                      158800
Centocor Inc              4.75% Cnv 144A    152342 AC 5        21000     20000000     Shared-Def   2,4,6
Centocor Inc              4.75% Cnv 144A    152342 AC 5         8400      8000000     Shared-Def   1,2,3,7
Centocor Inc              4.75% Cnv 144A    152342 AC 5         1050      1000000     Shared-Def   2,6
Centocor Inc              Com               152342 95 1          510        17000     Shared-Def   2,4,6        17000
Centocor Inc              Com               152342 95 1          210         7000     Shared-Def   1,2,3,7       7000
Centocor Inc              Com               152342 95 1           30         1000     Shared-Def   2,6           1000
Chancellor Brdcsting      7% Cnv Pfd        158915 30 6        32200       230000     Shared-Def   2,4,6                      230000
Chancellor Brdcsting      6% Cnv Pfd        158915 40 5        13630       136300     Shared-Def   2,4,6                      136300
Checkpoint Systems Inc    5.25% Conv '05    162825AB9           4250      5000000     Shared-Def   2,4,6
Checkpoint Systems Inc    5.25% Conv '05    162825AB9            289       340000     Shared-Def   1,2,3,7
Chiquita Brands Intl Inc  $3.75 Cnv Pfd B   170032 50 2        20719       427200     Shared-Def   2,4,6                      427200


     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                          FAIR MARKET    SHARES OR    INVESTMENT   OTHER     -----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP NO.    VAL (X$1000)     PRN AMT    DISCRETION  MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Crp  5.5% Snr Cnv '02  172062 AB 7         2510      1000000     Shared-Def   1,2,3,7
Cincinnati Financial Crp  5.5% Snr Cnv '02  172062 AB 7         5424      2161000     Shared-Def   2,4,6
Citizen Utility TR        5% Cnv Pfd        177351 20 2         8593       195300     Shared-Def   2,4,6                      195300
Compaq Computer           Com               204493 10 0         3609       113900     Shared-Def   2,3         113900
Compaq Computer           Com               204493 10 0         1426        45000     Shared-Def                45000
Compaq Computer           Com               204493 10 0         1435        45300     Shared-Def   1,2,3        45300
Compaq Computer           Com               204493 10 0        10527       332200     Shared-Def   2,3,5,6     332200
Comverse Tech Inc         5.75% Conv '06    205862 AE 5         8984      4679000     Shared-Def   2,4,6
Comverse Tech Inc         5.75% Conv '06    205862 AE 5          960       500000     Shared-Def   1,2,3,7
Comverse Tech Inc         4.5% Conv '05     205862AG0          19667     13850000     Shared-Def   2,4,6
Comverse Tech Inc         4.5% Conv '05     205862AG0           5680      4000000     Shared-Def   1,2,3,7
Comverse Tech Inc         4.5% Conv '05     205862AG0           7100      5000000     Shared-Def   2,6
Continental Airls Inc     6.75% Conv '06    210795 AS 9        29548     22300000     Shared-Def   2,4,6
Continental Airls Inc     6.75% Conv '06    210795 AS 9        13780     10400000     Shared-Def   1,2,3,7
Data General              6% Conv '04       237688AE6          11031     12535000     Shared-Def   2,4,6
Data General              6% Conv '04       237688AE6           3780      4295000     Shared-Def   1,2,3,7
Data General              Com               237688 95 6          918        91800     Shared-Def   2,4,6        91800
Data General              Com               237688 95 6          332        33200     Shared-Def   1,2,3,7      33200
Delta & Pine Ld Co        Com               247357 10 6         1125        36600     Shared-Def                36600
Delta & Pine Ld Co        Com               247357 10 6          148         4800     Shared-Def   2,3           4800
Delta & Pine Ld Co        Com               247357 10 6         1565        50900     Shared-Def   2,3,6        50900
Delta & Pine Ld Co        Com               247357 10 6          286         9300     Shared-Def   1,2,3         9300
E I Dupont De Nemours     Com               263534 10 9        10666       183700     Shared-Def   2,3         183700
E I Dupont De Nemours     Com               263534 10 9         1219        21000     Shared-Def                21000
E I Dupont De Nemours     Com               263534 10 9         1068        18400     Shared-Def   1,2,3        18400
E I Dupont De Nemours     Com               263534 10 9         7757       133600     Shared-Def   2,3,5,6     133600
EMC Corporation           3.25% Conv '02    268648 AC 6        83585     14600000     Shared-Def   2,4,6
EMC Corporation           3.25% Conv '02    268648 AC 6        63193     11038000     Shared-Def   1,2,3,7
Echostar Comm new         6.75% Cnv Pfd C   278762 30 7        14324        82800     Shared-Def   2,4,6                       82800
El Paso Ntrl Enrgy Cap    4.75% Cnv Pfd     283678 20 9        14229       279000     Shared-Def   2,4,6                      279000
El Paso Ntrl Enrgy Cap    4.75% Cnv Pfd     283678 20 9         2417        47400     Shared-Def   2,3                         47400
Executive Risk Inc        Com               301586 10 3          199         2800     Shared-Def   2,3           2800
Executive Risk Inc        Com               301586 10 3         2258        31800     Shared-Def   2,3,6        31800
Executive Risk Inc        Com               301586 10 3          383         5400     Shared-Def   1,2,3         5400
Frontier Corporation      Com               35906P 10 5          223         4300     Shared-Def   2,3           4300
Frontier Corporation      Com               35906P 10 5         2594        50000     Shared-Def   2,3,6        50000
Frontier Corporation      Com               35906P 10 5          467         9000     Shared-Def   1,2,3         9000
General Motors Crp Cl H   Com               370442 83 2         6259       124100     Shared-Def   2,3         124100
General Motors Crp Cl H   Com               370442 83 2         3581        71000     Shared-Def                71000
General Motors Crp Cl H   Com               370442 83 2         1281        25400     Shared-Def   1,2,3        25400
General Motors Crp Cl H   Com               370442 83 2         9054       179500     Shared-Def   2,3,5,6     179500
Genzyme Corp              5.25% Conv '05    372917 AE 4        10440      7250000     Shared-Def   2,4,6
Genzyme Corp              5.25% Conv '05    372917 AE 4         9720      6750000     Shared-Def   1,2,3,7
Genzyme Corp              5.25% Conv '05    372917 AE 4         6480      4500000     Shared-Def   2,6
Gillette Co               Com               375766 10 2         4921        82800     Shared-Def   2,3          82800
Gillette Co               Com               375766 10 2         1474        24800     Shared-Def                24800
Gillette Co               Com               375766 10 2          886        14900     Shared-Def   1,2,3        14900
Gillette Co               Com               375766 10 2         7703       129600     Shared-Def   2,3,5,6     129600
HealthSouth Corp          3.25% Conv '03    421924 AF 8         1435      1750000     Shared-Def   2,3,6
HealthSouth Corp          3.25% Conv '03    421924 AF 8          410       500000     Shared-Def   2,3
HealthSouth Corp          3.25% Conv '03    421924 AF 8          410       500000     Shared-Def


     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                          FAIR MARKET    SHARES OR    INVESTMENT   OTHER     -----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP NO.    VAL (X$1000)     PRN AMT    DISCRETION  MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Hexcel Corporation        7% Conv '03       428291 AA 6         1750      2125000     Shared-Def   2,3,6
Hexcel Corporation        7% Conv '03       428291 AA 6          462       561000     Shared-Def   2,3
Hexcel Corporation        7% Conv '03       428291 AA 6         1030      1250000     Shared-Def
Hexcel Corporation        7% Conv '03       428291 AA 6          206       250000     Shared-Def   1,2,3
Hilton Hotels Corp        5% Conv '06       432848 AL 3         4938      4865000     Shared-Def   1,2,3,7
Hilton Hotels Corp        5% Conv '06       432848 AL 3        43181     42543000     Shared-Def   2,4,6
Home Depot Inc.           3.25% Conv '01    437076 AE 2        56079     20100000     Shared-Def   1,2,3,7
Home Depot Inc.           3.25% Conv '01    437076 AE 2       171395     61432000     Shared-Def   2,4,6
Honeywell Inc             Com               438506 10 7         5019        66200     Shared-Def   2,3          66200
Honeywell Inc             Com               438506 10 7         1403        18500     Shared-Def                18500
Honeywell Inc             Com               438506 10 7          902        11900     Shared-Def   1,2,3        11900
Honeywell Inc             Com               438506 10 7         7839       103400     Shared-Def   2,3,5,6     103400
J.D. Edwards & Co         Com               281667 10 5         2732       228900     Shared-Def   2,3         228900
J.D. Edwards & Co         Com               281667 10 5          605        50700     Shared-Def                50700
J.D. Edwards & Co         Com               281667 10 5          372        31200     Shared-Def   1,2,3        31200
J.D. Edwards & Co         Com               281667 10 5         2705       226600     Shared-Def   2,3,5,6     226600
Kmart Financing I         7.75% Cnv Pfd     498778 20 8       115223      1745800     Shared-Def   2,4,6                     1745800
Kmart Financing I         7.75% Cnv Pfd     498778 20 8         2640        40000     Shared-Def   2,6                         40000
Kellstrom Industries      5.5% Conv '03     488035 AE 6         1464      1785000     Shared-Def   2,4,6
Kellstrom Industries      5.5% Conv '03     488035 AE 6          820      1000000     Shared-Def   1,2,3,7
Level One Comm Inc        Com               527295 10 9          331         6800     Shared-Def   2,3           6800
Level One Comm Inc        Com               527295 10 9         3681        75700     Shared-Def   2,3,6        75700
Level One Comm Inc        Com               527295 10 9          656        13500     Shared-Def   1,2,3        13500
Loral Corp                Com               G56462 10 7         1617        92000     Shared-Def   2,3          92000
Loral Corp                Com               G56462 10 7          289        20000     Shared-Def                20000
Loral Corp                Com               G56462 10 7          290        20100     Shared-Def   1,2,3        20100
Loral Corp                Com               G56462 10 7         2135       147900     Shared-Def   2,3,5,6     147900
Loral Corp                Com               G56462 95 7         1750       100000     Shared-Def   2,4,6       100000
Loral Space & Comm        6% Cnv Pfd C      G56462149          70165      1305400     Shared-Def   2,4,6                     1305400
Magna International Inc   5% Conv '02       559222 AE 4        15893     13081000     Shared-Def   1,2,3,7
Magna International Inc   5% Conv '02       559222 AE 4        32312     26594000     Shared-Def   2,4,6
Magna International Inc   4.875% Conv '05   559222 AG 9         6000      6000000     Shared-Def   2,4,6
Magna International Inc   4.875% Conv '05   559222 AG 9         2500      2500000     Shared-Def   1,2,3,7
Magna International Inc   4.875% Conv '05   559222 AG 9         3250      3250000     Shared-Def   2,6
Mail-Well Inc             5% Conv '02       560321 AD 3         1530      1500000     Shared-Def   1,2,3,7
Mascotech Inc             4.5% Conv '03     574670 AB 1         5532      6665000     Shared-Def   2,4,6
Mascotech Inc             4.5% Conv '03     574670 AB 1         1058      1275000     Shared-Def   1,2,3,7
Mascotech Inc             4.5% Conv '03     574670 AB 1         2118      2750000     Shared-Def   2,3,6
Mascotech Inc             4.5% Conv '03     574670 AB 1          674       875000     Shared-Def   2,3
Mascotech Inc             4.5% Conv '03     574670 AB 1         1540      2000000     Shared-Def
Mascotech Inc             4.5% Conv '03     574670 AB 1          289       375000     Shared-Def   1,2,3
Mediaone                  4.5% Cnv Pfd D    58440J 20 3        57944       424500     Shared-Def   2,4,6                      424500
Mobil Corp                Com               607059 10 2          695         7900     Shared-Def   2,3           7900
Mobil Corp                Com               607059 10 2         7718        87700     Shared-Def   2,3,6        87700
Mobil Corp                Com               607059 10 2         1390        15800     Shared-Def   1,2,3        15800
Monsanto Company          Com               611662 10 7         5903       128500     Shared-Def   2,3         128500
Monsanto Company          Com               611662 10 7         1566        34100     Shared-Def                34100
Monsanto Company          Com               611662 10 7         1167        25400     Shared-Def   1,2,3        25400
Monsanto Company          Com               611662 10 7         8319       181100     Shared-Def   2,3,5,6     181100
Nabors Industries Inc.    5% Conv '06       629568 AA 4         9263      7181000     Shared-Def   1,2,3,7
Nabors Industries Inc.    5% Conv '06       629568 AA 4        26295     20384000     Shared-Def   2,4,6


     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                          FAIR MARKET    SHARES OR    INVESTMENT   OTHER     -----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP NO.    VAL (X$1000)     PRN AMT    DISCRETION  MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Nine West Group Inc       5.5% Conv '03     65440D AC 6          252       270000     Shared-Def   2,3
Nine West Group Inc       5.5% Conv '03     65440D AC 6         2777      2970000     Shared-Def   2,3,6
Nine West Group Inc       5.5% Conv '03     65440D AC 6          486       520000     Shared-Def   1,2,3
Oak Industries            4.875% Conv '08   671400 AJ 8        10344      9840000     Shared-Def   2,4,6
Oak Industries            4.875% Conv '08   671400 AJ 8         3574      3400000     Shared-Def   1,2,3,7
Omnicare Inc.             5% Cnv 144A '07   681904 AB 4         1170      1500000     Shared-Def   2,4,6
Omnicare Inc.             5% Conv '07       681904 AD0          2173      2750000     Shared-Def   2,3,6
Omnicare Inc.             5% Conv '07       681904 AD0          1876      2375000     Shared-Def   2,3
Omnicare Inc.             5% Conv '07       681904 AD0          1580      2000000     Shared-Def
Omnicare Inc.             5% Conv '07       681904 AD0           296       375000     Shared-Def   1,2,3
Omnicom Corp              4.25% Conv '07    681919 AE 6        11565      4500000     Shared-Def   2,6
Omnicom Corp              4.25% Conv '07    681919 AE 6        35980     14000000     Shared-Def   2,4,6
Omnicom Corp              4.25% Conv '07    681919 AE 6        10023      3900000     Shared-Def   1,2,3,7
Orbital Sciences Corp     5% Conv '02       685564 AB 2         5399      4385000     Shared-Def   2,4,6
Orbital Sciences Corp     5% Conv '02       685564 AB 2         2832      2300000     Shared-Def   1,2,3,7
Penn Treaty Amer Corp     6.25% Conv '03    707874 AC 7         3180      3000000     Shared-Def   2,4,6
Penn Treaty Amer Corp     6.25% Conv '03    707874 AC 7         1590      1500000     Shared-Def   1,2,3,7
Pier 1 Imports Inc.       5.75% Conv '03    720279 AF 5         1800      1500000     Shared-Def   2,4,6
Platinum Tech Inc         6.75% Conv '01    72764T AA 9         5103      2700000     Shared-Def   1,2,3,7
Platinum Tech Inc         6.75% Conv '01    72764T AA 9        23663     12520000     Shared-Def   2,4,6
Platinum Tech Inc         Com               72764T 10 1          163         6400     Shared-Def   2,3           6400
Platinum Tech Inc         Com               72764T 10 1         2025        79400     Shared-Def   2,3,6        79400
Platinum Tech Inc         Com               72764T 10 1          362        14200     Shared-Def   1,2,3        14200
Quantum Corporation       7% Conv '04       747906 AC 9         6058      6058000     Shared-Def   1,2,3,7
Rouse Co                   $3 Cnv Pfd B     779273 30 9         8348       185000     Shared-Def   2,4,6                      185000
Royal Carib Cruises Ltd   7.25% Cnv Pfd A   V7780T111          44931       350000     Shared-Def   2,4,6                      350000
SCI Systems Inc.          5% Conv '06       783890 AD 8        49158     38405000     Shared-Def   2,4,6
SCI Systems Inc.          5% Conv '06       783890 AD 8        19200     15000000     Shared-Def   1,2,3,7
SAP Aktiengesellschaft    Spnsrd ADR        803054 20 4         1989        75600     Shared-Def   2,3          75600
SAP Aktiengesellschaft    Spnsrd ADR        803054 20 4         1121        42600     Shared-Def                42600
SAP Aktiengesellschaft    Spnsrd ADR        803054 20 4          358        13600     Shared-Def   1,2,3        13600
SAP Aktiengesellschaft    Spnsrd ADR        803054 20 4         3110       118200     Shared-Def   2,3,5,6     118200
Seacor Holdings           5.375% Conv '06   811904 AE 1        10475      9270000     Shared-Def   2,4,6
Seacor Holdings           5.375% Conv '06   811904 AE 1         5085      4500000     Shared-Def   1,2,3,7
Sealed Air Corp           4% Cnv Pfd A      81211K 20 9        57613      1100000     Shared-Def   2,4,6       100000
Sealed Air Corp           4% Cnv Pfd A      81211K 20 9         1833        35000     Shared-Def   2,6          35000
Sensormatic Electrs Crp   Com               817265 10 1          285        28499     Shared-Def   2,4,6        28499
Sepracor Inc              6.25% Conv '05    817315 AE 4        24013      9605000     Shared-Def   2,4,6
Sepracor Inc              6.25% Conv '05    817315 AE 4        15488      6195000     Shared-Def   1,2,3,7
Sepracor Inc              6.25% Conv '05    817315 AE 4        11975      4790000     Shared-Def   2,6
St. Paul Capital LLC      6% Cnv Pfd        792856 20 5        24000       400000     Shared-Def   2,4,6                      400000
Sunrise Assisted Liv Inc  5.5% Conv '02     86768k AC 0        14822     10100000     Shared-Def   2,4,6
Sunrise Assisted Liv Inc  5.5% Conv '02     86768k AC 0         9832      6700000     Shared-Def   1,2,3,7
Synetic Inc.              5% Conv '07       87160F AB 5         1344      1200000     Shared-Def   1,2,3,7
Synetic Inc.              5% Conv '07       87160F AB 5         6720      6000000     Shared-Def   2,4,6
Tel-Save Holdings         5% Conv '04       879176AF2            475       500000     Shared-Def   2,4,6
Tel-Save Holdings         5% Cnv 144A '04   879176AD7            285       300000     Shared-Def   1,2,3,7
Thermo Electron Corp      4.25% Conv '03    883556 AF 9         1442      1625000     Shared-Def   2,3,6
Thermo Electron Corp      4.25% Conv '03    883556 AF 9         1997      2250000     Shared-Def   2,3
Thermo Electron Corp      4.25% Conv '03    883556 AF 9         1664      1875000     Shared-Def
Thermo Electron Corp      4.25% Conv '03    883556 AF 9          222       250000     Shared-Def   1,2,3


     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5        COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                          FAIR MARKET    SHARES OR    INVESTMENT   OTHER     -----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP NO.    VAL (X$1000)     PRN AMT    DISCRETION  MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

Tower Automotive          5% Conv '04       891707 AA 9        15652     15050000     Shared-Def   2,4,6
Tower Automotive          5% Conv '04       891707 AA 9         4981      4789000     Shared-Def   1,2,3,7
VLSI Technology Inc       Com               918270 10 9           70         3600     Shared-Def   2,3           3600
VLSI Technology Inc       Com               918270 10 9          769        39700     Shared-Def   2,3,6        39700
VLSI Technology Inc       Com               918270 10 9          130         6700     Shared-Def   1,2,3         6700
Waste Management          4% Conv '02       94106L AA 7        20283     16490000     Shared-Def   2,4,6
Waste Management          4% Conv '02       94106L AA 7         5781      4700000     Shared-Def   1,2,3,7
Wang Laboratories Inc.    6.50% Cnv Pfd B   93369N 20 8        28220       542690     Shared-Def   2,4,6       542690
World Color Press  Del    6.00% Conv '07    981443 AA 2         1690      1875000     Shared-Def   2,3,6
World Color Press  Del    6.00% Conv '07    981443 AA 2          665       738000     Shared-Def   2,3
World Color Press  Del    6.00% Conv '07    981443 AA 2         1127      1250000     Shared-Def
World Color Press  Del    6.00% Conv '07    981443 AA 2          338       375000     Shared-Def   1,2,3


                                                          2282891.75